INVESTMENTS AND AVAILABLE-FOR-SALE SECURITIES (Details) ¥ in Thousands, $ in Thousands		1 Months Ended								12 Months Ended
	Jun. 09, 2022 CNY (¥)	Dec. 31, 2022 CNY (¥)	Nov. 30, 2022 CNY (¥) item	Jul. 31, 2022 CNY (¥)	May 31, 2022 CNY (¥)	Jan. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Oct. 31, 2021 CNY (¥)	Apr. 30, 2019 CNY (¥)	Dec. 31, 2022 CNY (¥) MWh	Dec. 31, 2022 USD ($) MWh	Dec. 31, 2021 CNY (¥) MWh	Dec. 31, 2020 CNY (¥) MWh	Jun. 18, 2021	Mar. 30, 2017	Mar. 03, 2017	Feb. 26, 2017
LONG-TERM INVESTMENTS
Acquisitions of businesses and investments, net of cash acquired										¥ 91,334	$ 13,242		¥ (48,078)
Equity method investment, unrealized intercompany profit (loss) eliminated, amount										(1,000)		¥ (1,000)	200
Payments for other fees												5,310	27,485
Cash dividend										0
Equity method investments		¥ 1,287,201					¥ 538,866			1,287,201		538,866
Equity securities without readily determinable fair values		245,000					95,000			245,000		95,000
Capital injection in cash												315,000
Revenues		¥ 31,000								83,127,296	12,052,325	40,826,521	35,129,459
Equity in (loss)/income of affiliated companies										193,708	28,085	59,809	(52,706)
Gain on disposal of subsidiaries										¥ 14,232	$ 2,063	0	0
Term of puttable bond		2 years			2 years					2 years
Aggregated principal					¥ 100,000
Annual interest					5.50%
Unrealized gain										¥ 1,000
Xinte Silicon
LONG-TERM INVESTMENTS
Ownership percentage														9.00%
Investments in subsidiaries		¥ 534,000								534,000
Equity in (loss)/income of affiliated companies										219,000		(3)
Shenzhen Laplace Energy Technology Co., Ltd
LONG-TERM INVESTMENTS
Capital injection in cash								¥ 65,000
Ownership percentage								2.88%
Ningxia Xiaoniu Automation Equipment Co., Ltd
LONG-TERM INVESTMENTS
Capital injection in cash							¥ 30,000
SweihanSolar Holding Company Limited
LONG-TERM INVESTMENTS
Equity interests owned																50.00%	40.00%
Cash dividend												¥ 23,000	¥ 16,000
Jiangsu JinkoTiansheng Co Ltd
LONG-TERM INVESTMENTS
Equity interests owned															30.00%
Gain from disposal of the equity interest						¥ 13,000
Ningxia Xiaoniu Automation Equipment Co., Ltd
LONG-TERM INVESTMENTS
Equity interests owned							0.9375%					0.9375%
SSHC
LONG-TERM INVESTMENTS
Equity method investments		¥ 144,000					¥ 224,000			144,000		¥ 224,000
Decrease in investment						¥ 94,000
Xinte Silicon
LONG-TERM INVESTMENTS
Purchases from related party										825,000		0
Profit due to elimination of transactions										¥ 37,000		0
Xinte Silicon | Xinte Silicon
LONG-TERM INVESTMENTS
Investments in subsidiaries							315,000					¥ 315,000
Sichuan Yongxiang Technology Co., Ltd.
LONG-TERM INVESTMENTS
Equity interests owned		15.00%								15.00%
Equity method investments		¥ 449,000								¥ 449,000
Capital injection in cash										450,000
Equity in (loss)/income of affiliated companies										1,000
Shangrao Jinko Green Energy Technology Development Co., Ltd
LONG-TERM INVESTMENTS
Equity interests owned				33.33%
Equity method investments		¥ 160,000								160,000
Capital injection in cash				¥ 50,000
Additional capital injections in cash			¥ 115,000
Equity in (loss)/income of affiliated companies										¥ 4,000
Number of third-party investors made capital injections | item			2
Gain on disposal of subsidiaries				¥ 2,000
Shangrao Jinko Green Energy Technology Development Co., Ltd | Third party investors
LONG-TERM INVESTMENTS
Capital injection in cash			¥ 330,000
Shangrao Jinko Green Energy Technology Development Co., Ltd | Third party investor, one
LONG-TERM INVESTMENTS
Capital injection in cash			¥ 165,000
Aiswei Technology Co., Ltd
LONG-TERM INVESTMENTS
Equity interests owned			2.9126%
Capital injection in cash			¥ 150,000
Zhejiang Xiangbang Technology Co., Ltd .
LONG-TERM INVESTMENTS
Equity interests owned	2.98%
Capital injection in cash	¥ 77,000
Unrealized gain on equity securities	¥ 102,000
Jinko Power Co Ltd
LONG-TERM INVESTMENTS
Capital injection to SSHC									¥ 295,000
Quantity of solar modules sold | MWh										0	0	0	32.2
Revenues										¥ 0		¥ 0	¥ 51,000
Equity in (loss)/income of affiliated companies										14,000		(62,000)	(10,000)
Jinko-Tiansheng
LONG-TERM INVESTMENTS
Equity method investment, unrealized intercompany profit (loss) eliminated, amount										0		(4,000)	3,000
Payments for other fees										0		5,000	27,000
Equity method investments							¥ 3,000					3,000	9,000
Equity in (loss)/income of affiliated companies										¥ 0		¥ 7,000	¥ 2,000